Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Right-of-use Assets and Lease Liabilities
Our operating
right-of-use
assets and lease liabilities as of December 31, 2020 and 2019, are as follows (in thousands):

	As of December 31,
	2020	2019
Right-of-use assets:
Operating lease right-of-use assets, net (including amounts with related parties)	$18,138	$20,131

Short-term lease liabilities:
Operating lease liabilities (including amounts with related parties)	$5,015	$4,808

Long-term lease liabilities:
Operating lease liabilities (including amounts with related parties)	$16,179	$18,831

Total lease liabilities:
Operating lease liabilities (including amounts with related parties)	$21,194	$23,639
Other information
Weighted average remaining lease term	3.9years	5.0years
Weighted average discount rate	9%	9%

Components of Lease Expense
The components of lease expense for the years ended December 31, 2020 and 2019 consist of (in thousands):

	For the Year Ended December 31,
	2020	2019
Operating lease costs	$9,188	$6,419
Variable lease costs	3,577	2,825

Total lease costs	$12,765	$9,244

Schedule of Cash Paid for Amounts Included in Measurement of Lease Liabilities
Cash paid during the years ended December 31, 2020 and 2019 for amounts included in the measurement of lease liabilities is as follows (in thousands):

	For the Year Ended December 31,
	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$8,917	$7,571

Summary of Future Minimum Lease Payments

Operating Leases (a)
Years ending December 31:
2021	$6,638
2022	6,609
2023	4,876
2024	3,356
2025	2,908
Thereafter	987

Total future minimum lease payments	25,374
Less: Interest	4,180

Present value of operating lease liabilities	$21,194